Leases (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessor Disclosure [Line Items]
Residual Value of Leased Asset	SFr 1,300	SFr 1,100
Lease income [Abstract]
Sales-type Lease, Unguaranteed Residual Asset	129	119
Direct Financing Lease, Unguaranteed Residual Asset	25	80
Interest income on sales-type lease receivables	33	25	SFr 19
Interest income on direct financing lease receivables	70	68	74
Lease income from operating leases	67	76	93
Variable lease income	3	1	0
Total lease income	173	170	186
Net Investment in Lease [Abstract]
Lease receivables, Sales-type leases	1,324	1,107
Impairment recognized, Sales-type leases	10	7
Total net investment, Sales-type Lease	1,443	1,219
Lease receivables, Direct financing leases	2,473	2,395
Impairment recognized, Direct financing leases	20	18
Total net investment, Direct financing leases	2,478	2,457
Lessor, Operating Lease, Payments, Rolling Maturity [Abstract]
Due within 1 year	43	46
Due between 1 and 2 years	43	43
Due between 2 and 3 years	40	42
Due between 3 and 4 years	38	40
Due between 4 and 5 years	29	37
Thereafter	22	34
Total	SFr 215	242
Lessor, lease options	Certain leases include i) termination options that allow lessees to terminate the leases within three months of the commencement date, with a notice period of 30 days; ii) termination options that allow the Group to terminate the lease but do not provide the lessee with the same option; iii) termination penalties; iv) options to prepay the payments for the remaining lease term; or v) options that permit the lessee to purchase the leased asset at market value or at the greater of market value and the net present value of the remaining payments.
Sales-type leases [Member]
Sales-type and Direct Financing Leases, Lease Receivable, Rolling Maturity [Abstract]
Due within 1 year	SFr 550	467
Due between 1 and 2 years	317	263
Due between 2 and 3 years	224	179
Due between 3 and 4 years	149	113
Due between 4 and 5 years	88	62
Thereafter	93	83
Total	1,421	1,167
Future interest receivable	(97)	(60)
Lease receivables	1,324	1,107
Direct financing leases [Member]
Sales-type and Direct Financing Leases, Lease Receivable, Rolling Maturity [Abstract]
Due within 1 year	738	727
Due between 1 and 2 years	694	641
Due between 2 and 3 years	627	583
Due between 3 and 4 years	460	458
Due between 4 and 5 years	115	125
Thereafter	19	31
Total	2,653	2,565
Future interest receivable	(180)	(170)
Lease receivables	2,473	2,395
Bank
Lessor Disclosure [Line Items]
Residual Value of Leased Asset	1,300	1,100
Lease income [Abstract]
Sales-type Lease, Unguaranteed Residual Asset	129	119
Direct Financing Lease, Unguaranteed Residual Asset	25	80
Interest income on sales-type lease receivables	33	25	19
Interest income on direct financing lease receivables	70	68	74
Lease income from operating leases	80	93	107
Variable lease income	3	1	0
Total lease income	186	187	SFr 200
Net Investment in Lease [Abstract]
Lease receivables, Sales-type leases	1,324	1,107
Impairment recognized, Sales-type leases	10	7
Total net investment, Sales-type Lease	1,443	1,219
Lease receivables, Direct financing leases	2,473	2,395
Impairment recognized, Direct financing leases	20	18
Total net investment, Direct financing leases	2,478	2,457
Lessor, Operating Lease, Payments, Rolling Maturity [Abstract]
Due within 1 year	57	61
Due between 1 and 2 years	58	59
Due between 2 and 3 years	55	59
Due between 3 and 4 years	53	56
Due between 4 and 5 years	44	54
Thereafter	136	177
Total	403	466
Related Party, Operating Lease	188	224
Bank | Sales-type leases [Member]
Sales-type and Direct Financing Leases, Lease Receivable, Rolling Maturity [Abstract]
Due within 1 year	550	467
Due between 1 and 2 years	317	263
Due between 2 and 3 years	224	179
Due between 3 and 4 years	149	113
Due between 4 and 5 years	88	62
Thereafter	93	83
Total	1,421	1,167
Future interest receivable	(97)	(60)
Lease receivables	1,324	1,107
Bank | Direct financing leases [Member]
Sales-type and Direct Financing Leases, Lease Receivable, Rolling Maturity [Abstract]
Due within 1 year	738	727
Due between 1 and 2 years	694	641
Due between 2 and 3 years	627	583
Due between 3 and 4 years	460	458
Due between 4 and 5 years	115	125
Thereafter	19	31
Total	2,653	2,565
Future interest receivable	(180)	(170)
Lease receivables	SFr 2,473	SFr 2,395